Related Party Transactions (Details)																		1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 15, 2014 USD ($) Employees $ / shares shares	Nov. 10, 2014 USD ($) $ / shares shares	Sep. 19, 2014 USD ($)	Sep. 09, 2014 USD ($) $ / shares shares	Jul. 15, 2014 USD ($) $ / shares shares	Apr. 21, 2014	Dec. 13, 2013 USD ($) $ / shares shares	Nov. 12, 2013 USD ($) $ / shares shares	Oct. 18, 2013 shares	Oct. 15, 2013 shares	Oct. 10, 2013 USD ($) $ / shares shares	Aug. 27, 2013 $ / shares shares	May. 01, 2013 $ / shares shares	Mar. 29, 2013 $ / shares shares	Dec. 10, 2012 $ / shares shares	Dec. 06, 2012 $ / shares shares	Nov. 29, 2012 $ / shares shares	Nov. 21, 2014 USD ($) $ / shares shares	Oct. 31, 2013 USD ($) $ / shares shares	Apr. 16, 2013 $ / shares shares	Nov. 30, 2012 $ / shares shares	Mar. 31, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Dec. 31, 2013 shares
Related Party Transaction [Line Items]
Stock options granted																							5,750,000	1,166,476	5,750,000	17,134,334
Trading price | $ / shares																								$ 0.26
Option vested																							1,250,000	2,600,000	6,266,334	5,832,400
Severance costs | $																							$ 100,851
Licensing agreement terms						In exchange for the License, the Licensee will pay an annual fee of $1,250,000 for a minimum of three years ("Annual Fee"). Commencing three years from the Effective Date, the Licensee may each year, at its sole option, pay a $1,250,000 license fee to renew the License for every year for four additional years. Once the Licensee has paid a total of $8,750,000 in license fees, either in one lump sum or after paying $1,250,000 annually for seven years, the License is deemed to be perpetual. For Patents infringement actions provided for under the License, the Licensee will pay 20% of the gross proceeds from settlements received less any Annual Fee amounts paid and litigation costs incurred ("Share of Proceeds"). SITO Mobile R&D IP, LLC and its joint venture partner will serve as co-plaintiffs with the Licensee in infringement actions under the License and the Licensee will be responsible for any out-of-pocket costs of the JV associated with being a co-plaintiff in supporting Licensee in such litigation, including attorneys' fees. The Licensee will pay the Annual Fee and any Share of Proceeds to the JV. Proceeds received by the JV are shared by SITO Mobile R&D IP, LLC and PMC on a 30% and 70% basis, respectively. In the event that the Licensee does not assert any infringement actions under its rights in the License within five years of the Effective Date, the JV may, at its sole option, choose to terminate Licensee's exclusive right to assert infringement claims with no reduction or adjustment to the Annual Fee.
Deferred revenue | $																						$ 21,575	21,575
Amortization of revenue | $																						$ 92,466	$ 186,986
Common stock price per share | $ / shares																						$ 0.3817	$ 0.3817		$ 0.41
Proceeds from stock option exercised | $																							$ 50,000
Shares issued for consulting services, Value | $																							$ 91,000
Accrued Liabilities | $																									$ 574,787
Payment of debt | $																									$ 473,936
Common Stock [Member]
Related Party Transaction [Line Items]
Stock options granted				250,000
Stock options, exercise price | $ / shares				$ 0.382
Shares issued for services (in shares)																							350,000
Common stock price per share | $ / shares																						$ 0.26	$ 0.26
Stock option exercised																									3,745,957	1,454,839
Proceeds from stock option exercised | $																								$ 75,456
Shares issued for consulting services, Value | $																							$ 350
Stock Option [Member]
Related Party Transaction [Line Items]
Shares issued for services (in shares)																									147,981
Stock option exercised																									1,166,476
Proceeds from stock option exercised | $																									$ 1,687,457
Consulting Services [Member]
Related Party Transaction [Line Items]
Shares issued for services (in shares)																										3,597,976
Stock option exercised																										3,597,976
Exercise Price One [Member]
Related Party Transaction [Line Items]
Stock options granted																										3,750,000
Stock options, exercise price | $ / shares																									$ 0.295
Exercise Price Two [Member]
Related Party Transaction [Line Items]
Stock options granted																										2,000,000
Stock options, exercise price | $ / shares																									$ 0.48
Director [Member]
Related Party Transaction [Line Items]
Stock options granted		250,000		250,000	250,000		200,000	200,000			500,000	250,000	200,000	200,000	200,000		200,000			50,000
Stock options, exercise price | $ / shares		$ 0.303		$ 0.42	$ 0.38		$ 0.528	$ 0.632			$ 0.609	$ 0.604	$ 0.705	$ 0.687	$ 0.446		$ 0.389			$ 0.676
Expiration date		Nov. 10, 2019									Oct. 10, 2016
Fair value of the options | $		$ 48,325		$ 57,200	$ 46,975		$ 69,840	$ 68,160			$ 113,300
Trading price | $ / shares		$ 0.29
Risk free interest rate		1.65%		1.77%	1.60%		1.55%	1.47%			0.68%
Expected volatility rate		102.66%		105.96%	111.02%		91.31%	91.60%			81.67%
Stock option, Method used		Binomial Option Model
Option vested				250,000	250,000		200,000	200,000
Stock option vesting period				5 years	5 years		5 years	5 years
Shares issued for services (in shares)																										490,588
Common stock price per share | $ / shares																										$ 0.469
Stock option exercised																										1,550,000
Common shares issued																										281,448
Proceeds from stock option exercised | $																										$ 131,999
Stock options exercisable | $ / shares				$ 0.382	$ 0.38		$ 0.528	$ 0.632
Compensation | $											$ 13,000
Director [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																					3,000,000
Stock options, exercise price | $ / shares																					$ 0.90
Director [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																					2,550,000
Modified stock options, Exercise Price | $ / shares																					$ 0.469
Orsini [Member]
Related Party Transaction [Line Items]
Attorneys fees | $																							10,000
Accrued Liabilities | $																						$ 235,784	235,784
Payment of debt | $																						$ 114,656	$ 222,067
Another Director [Member]
Related Party Transaction [Line Items]
Stock options granted												50,000
Stock options, exercise price | $ / shares												$ 0.604
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Stock options granted																							1,050,000
Attorneys fees | $			$ 10,000
Accrued Liabilities | $																									$ 461,681
Payment of debt | $																									$ 3,830
Compensation | $																							$ 84,563
Chief Executive Officer [Member] | $1.375 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																					50,000
Stock options, exercise price | $ / shares																					$ 1.375
Chief Executive Officer [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																					4,200,000
Stock options, exercise price | $ / shares																					$ 0.90
Chief Executive Officer [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																					40,000
Modified stock options, Exercise Price | $ / shares																					$ 0.469
Chief Executive Officer [Member] | $0.469 per share one [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																					3,570,000
Modified stock options, Exercise Price | $ / shares																					$ 0.469
Chief Executive Officer [Member] | $0.90 per share one [Member]
Related Party Transaction [Line Items]
Stock options granted																					3,000,000
Stock options, exercise price | $ / shares																					$ 0.90
Chief Executive Officer [Member] | $0.469 per share two [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																					2,550,000
Modified stock options, Exercise Price | $ / shares																					$ 0.469
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Stock options granted																			750,000						25,000
Stock options, exercise price | $ / shares																			$ 0.62				$ 0.2805
Expiration date																			Nov. 01, 2018
Fair value of the options | $																			$ 287,925
Risk free interest rate																			1.31%
Expected volatility rate																			91.85%
Option vested										425,000														25,000
Stock option vesting period																							3 years
Common shares issued																											200,000
Option cancelled										225,000
Option outstanding										200,000									200,000								200,000
Shares issuable in each installment									250,000
Compensation | $																							$ 18,175
Chief Financial Officer [Member] | $0.90 per share [Member]
Related Party Transaction [Line Items]
Stock options granted																					1,000,000
Stock options, exercise price | $ / shares																					$ 0.90
Chief Financial Officer [Member] | $0.469 per share [Member]
Related Party Transaction [Line Items]
Modified stock option, Granted																					850,000
Modified stock options, Exercise Price | $ / shares																					$ 0.469
Employee [Member]
Related Party Transaction [Line Items]
Stock options granted	435,000																	150,000
Stock options, exercise price | $ / shares	$ 0.25																	$ 0.2805
Expiration date	Dec. 15, 2019																	Nov. 21, 2019
Fair value of the options | $	$ 72,341																	$ 28,230
Trading price | $ / shares	$ 0.23																	$ 0.26
Risk free interest rate	1.64%																	1.60%
Expected volatility rate	100.54%																	100.62%
Stock option, Method used	Binomial Option Model																	Binomial Option Model
Option vested	145,000																	50,000
Stock option vesting period	3 years																	3 years
Number of employees | Employees	21
Employee One [Member]
Related Party Transaction [Line Items]
Stock options granted																		380,000
Stock options, exercise price | $ / shares																		$ 0.2805
Expiration date																		Nov. 21, 2019
Fair value of the options | $																		$ 71,516,000
Trading price | $ / shares																		$ 0.26
Risk free interest rate																		0.26%
Expected volatility rate																		1.60%
Stock option, Method used																		Binomial Option Model
Option vested																		126,667
Stock option vesting period																		3 years
Chief Executive Officer and Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related party transaction, Description																		The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of his base salary. Eighty percent of the cash bonus is based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved.
Executive Chairman [Member]
Related Party Transaction [Line Items]
Stock options granted																2,099,400										5,750,000
Stock options, exercise price | $ / shares																$ 0.469
Fair value of the options | $																										$ 718,871
Shares issued for services (in shares)																										5,750,000
Stock option exercised																										40,000
2009 Employee Consultant Stock Plan [Member]
Related Party Transaction [Line Items]
Stock options granted									25,000
Restricted Forfeited									25,000
2010 Stock Option Plan [Member]
Related Party Transaction [Line Items]
Stock options granted																			750,000
Stock options, exercise price | $ / shares																			$ 0.62
Expiration date																			Nov. 01, 2018
Stock option vesting period																			5 years